Loans and Advances - Summary of Key Factor of the Macroeconomic Scenarios (Detail) - Scenario Forecast [member]	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Japanese GDP
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios Under The Base Scenario [Line Items]
GDP growth rate	2.60%	6.20%
Global GDP
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios Under The Base Scenario [Line Items]
GDP growth rate	3.10%	3.00%